UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04750

Fenimore Asset Management Trust
(Exact name of registrant as specified in charter)

384 North Grand Street, P.O. Box 399 Cobleskill, New York	12043
(Address of principal executive offices)	(Zip code)

Michael F. Balboa

Fenimore Asset Management Trust 384 North Grand Street, P.O. Box 399 Cobleskill, New York, 12043
(Name and address of agent for service)

Registrant’s telephone number, including area code:	518-234-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

FAM VALUE FUND - INVESTOR SHARES (FAMVX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$59	1.16%

How did the Fund perform during the reporting period?

The Fund performed well on both an absolute and relative basis, slightly trailing the Russell Midcap® Index benchmark, which is an index that generally reflects the market sectors in which the Fund primarily invests. Volatility in U.S. equity markets marked 2025’s first half with much attention on tariffs, which can affect corporate earnings.

Situations like this reinforce the value of owning what we deem to be high-quality businesses − those with solid balance sheets, pricing power, and astute leaders. They can act effectively to ideally exit a difficult time even stronger than when they entered it.

The Fund's strategy focuses on long-term performance, achieved through a disciplined approach of investing in what we believe are high-quality companies with strong fundamentals and sustainable business models. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Investor Shares	4.66%	14.35%	12.89%	10.04%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell Midcap® Index	4.84%	15.21%	13.11%	9.89%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Value Fund - Investor Shares - $26,037
S&P 500® Index - $35,936
Russell Midcap® Index - $25,678
$40,000
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	FAM Value Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,245	$10,399	$10,056
Jun-2017	$11,851	$12,260	$11,713
Jun-2018	$13,228	$14,023	$13,157
Jun-2019	$14,872	$15,483	$14,187
Jun-2020	$14,204	$16,645	$13,869
Jun-2021	$19,799	$23,436	$20,776
Jun-2022	$17,125	$20,948	$17,182
Jun-2023	$19,885	$25,053	$19,746
Jun-2024	$22,770	$31,204	$22,289
Jun-2025	$26,037	$35,936	$25,678

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.

Fund Statistics

  Net Assets$1,802,110,719
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$7,820,262
  Portfolio turnover2%

FAM VALUE FUND - INVESTOR SHARES (FAMVX)

Semi-Annual Shareholder Report - June 30, 2025

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.7%
Amphenol Corporation - Class A	6.4%
Markel Group, Inc.	6.0%
Ross Stores, Inc.	5.7%
CDW Corporation	5.5%
Brookfield Corporation - Class A	5.5%
Progressive Corporation (The)	5.0%
Stryker Corporation	4.6%
Vulcan Materials Company	4.3%
IDEX Corporation	4.2%

Portfolio Composition (% of net assets)

Value	Value
Other	-0.1%
Diversified Financial Services	1.1%
Oil, Gas & Consumable Fuels	1.6%
Money Market	2.5%
Banks	2.5%
Professional Services	2.6%
Life Sciences Tools & Services	2.8%
Hotels, Restaurants & Leisure	3.7%
Trading Companies & Distributors	3.7%
Construction Materials	4.3%
Health Care Equipment & Supplies	4.5%
Semiconductors & Semiconductor Equipment	4.8%
Capital Markets	6.7%
Specialty Retail	9.5%
Machinery	10.7%
Insurance	18.7%
Electronic Equipment, Instruments & Components	20.4%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit https://fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063025-FAMVX

FAM VALUE FUND - INSTITUTIONAL SHARES (FAMWX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.99%

How did the Fund perform during the reporting period?

The Fund performed well on both an absolute and relative basis, slightly trailing the Russell Midcap® Index benchmark, which is an index that generally reflects the market sectors in which the Fund primarily invests. Volatility in U.S. equity markets marked 2025’s first half with much attention on tariffs, which can affect corporate earnings.

Situations like this reinforce the value of owning what we deem to be high-quality businesses − those with solid balance sheets, pricing power, and astute leaders. They can act effectively to ideally exit a difficult time even stronger than when they entered it.

The Fund's strategy focuses on long-term performance, achieved through a disciplined approach of investing in what we believe are high-quality companies with strong fundamentals and sustainable business models. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	4.75%	14.57%	13.10%	10.22%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell Midcap® Index	4.84%	15.21%	13.11%	9.89%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $500,000 Investment

FAM Value Fund - Institutional Shares - $1,322,507
S&P 500® Index - $1,796,808
Russell Midcap® Index - $1,283,902
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	FAM Value Fund - Institutional Shares	S&P 500® Index	Russell Midcap® Index
Jun-2015	$500,000	$500,000	$500,000
Jun-2016	$512,248	$519,963	$502,789
Jun-2017	$593,055	$613,016	$585,669
Jun-2018	$663,130	$701,132	$657,857
Jun-2019	$746,857	$774,172	$709,336
Jun-2020	$714,715	$832,274	$693,447
Jun-2021	$997,972	$1,171,793	$1,038,775
Jun-2022	$864,962	$1,047,398	$859,107
Jun-2023	$1,006,231	$1,252,625	$987,324
Jun-2024	$1,154,307	$1,560,221	$1,114,446
Jun-2025	$1,322,507	$1,796,808	$1,283,902

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.

Fund Statistics

  Net Assets$1,802,110,719
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$7,820,262
  Portfolio turnover2%

FAM VALUE FUND - INSTITUTIONAL SHARES (FAMWX)

Semi-Annual Shareholder Report - June 30, 2025

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.7%
Amphenol Corporation - Class A	6.4%
Markel Group, Inc.	6.0%
Ross Stores, Inc.	5.7%
CDW Corporation	5.5%
Brookfield Corporation - Class A	5.5%
Progressive Corporation (The)	5.0%
Stryker Corporation	4.6%
Vulcan Materials Company	4.3%
IDEX Corporation	4.2%

Portfolio Composition (% of net assets)

Value	Value
Other	-0.1%
Diversified Financial Services	1.1%
Oil, Gas & Consumable Fuels	1.6%
Money Market	2.5%
Banks	2.5%
Professional Services	2.6%
Life Sciences Tools & Services	2.8%
Hotels, Restaurants & Leisure	3.7%
Trading Companies & Distributors	3.7%
Construction Materials	4.3%
Health Care Equipment & Supplies	4.5%
Semiconductors & Semiconductor Equipment	4.8%
Capital Markets	6.7%
Specialty Retail	9.5%
Machinery	10.7%
Insurance	18.7%
Electronic Equipment, Instruments & Components	20.4%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit https://fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063025-FAMWX

FAM DIVIDEND FOCUS FUND - INVESTOR SHARES (FAMEX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about FAM Dividend Focus Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.21%

How did the Fund perform during the reporting period?

Despite a volatile start to 2025, we believe that our consistent investment approach helped deliver strong performance through the year’s halfway point. Our Fund held up well through the turbulence due to investments in what we deem to be high-quality, domestically focused businesses such as trash collection and insurance brokerage. These types of companies helped cushion the downside during the volatility. As a result, the Fund considerably outperformed the Russell Midcap® Index benchmark, which is an index that generally reflects the market sectors in which the Fund primarily invests.

A key tenet of the Fund's strategy is to invest in what we believe are high-quality companies that consistently grow their dividend over time. During the past 12 months, 26 of the Fund's 27 holdings increased their dividend. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	7.35%	7.52%	13.26%	11.79%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell Midcap® Index	4.84%	15.21%	13.11%	9.89%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Dividend Focus Fund - Investor Shares - $30,469
S&P 500® Index - $35,936
Russell Midcap® Index - $25,678
$40,000
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,725	$10,399	$10,056
Jun-2017	$12,544	$12,260	$11,713
Jun-2018	$13,946	$14,023	$13,157
Jun-2019	$16,685	$15,483	$14,187
Jun-2020	$16,351	$16,645	$13,869
Jun-2021	$23,003	$23,436	$20,776
Jun-2022	$20,078	$20,948	$17,182
Jun-2023	$24,451	$25,053	$19,746
Jun-2024	$28,338	$31,204	$22,289
Jun-2025	$30,469	$35,936	$25,678

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-dividend-focus-fund/ for updated performance information.

Fund Statistics

  Net Assets$778,678,513
  Number of Portfolio Holdings28
  Advisory Fee $3,356,417
  Portfolio turnover2%

FAM DIVIDEND FOCUS FUND - INVESTOR SHARES (FAMEX)

Semi-Annual Shareholder Report - June 30, 2025

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	9.0%
Arthur J. Gallagher & Company	7.4%
HEICO Corporation - Class A	5.5%
Stryker Corporation	5.4%
Broadridge Financial Solutions, Inc.	5.3%
Republic Services, Inc.	4.8%
Cintas Corporation	4.6%
Paychex, Inc.	4.2%
Martin Marietta Materials, Inc.	4.0%
Ross Stores, Inc.	3.8%

Portfolio Composition (% of net assets)

Value	Value
Medical Equipment & Devices	0.5%
Life Sciences Tools & Services	1.4%
Capital Markets	1.5%
Containers & Packaging	1.8%
Industrial Conglomerates	1.8%
Distributors	1.8%
Machinery	3.1%
Professional Services	3.1%
Specialty Retail	3.8%
Money Market	4.3%
Commercial Services & Supplies	4.6%
Commercial Support Services	4.8%
Electronic Equipment, Instruments & Components	5.2%
Aerospace & Defense	5.5%
Trading Companies & Distributors	5.8%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	7.4%
Construction Materials	7.4%
Building Products	9.0%
Health Care Equipment & Supplies	9.1%
IT Services	12.3%

Access your account online!

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit https://fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063025-FAMEX

FAM SMALL CAP FUND - INVESTOR SHARES (FAMFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.23%

How did the Fund perform during the reporting period?

During 2025’s first half, the Fund slightly trailed the Russell 2000® Index benchmark, which is an index that generally reflects the market sectors in which the Fund primarily invests; however, we believe long-term results are much more meaningful. Over the past 10 years, the Fund outperformed the Russell 2000® Index.

The highest returning small-cap stocks included many that we consider too risky for quality-biased investors, such as cryptocurrencies, biotechs, gold miners, space exploration, and some AI stocks that are speculative.

We prefer to invest in already profitable and more established, predictable businesses that possess competitive advantages which allow them to be more profitable and/or grow faster than their peers. We focus on owning what we believe are high-quality, small-cap firms run by top-notch leaders. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	-2.87%	9.31%	13.90%	8.48%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 2000® Index	-1.78%	7.68%	10.04%	7.12%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Small Cap Fund - Investor Shares - $22,574
S&P 500® Index - $35,936
Russell 2000® Index - $19,898
$40,000
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,055	$10,399	$9,327
Jun-2017	$11,649	$12,260	$11,621
Jun-2018	$12,851	$14,023	$13,663
Jun-2019	$12,763	$15,483	$13,211
Jun-2020	$11,774	$16,645	$12,335
Jun-2021	$18,145	$23,436	$19,987
Jun-2022	$16,564	$20,948	$14,951
Jun-2023	$19,078	$25,053	$16,790
Jun-2024	$20,650	$31,204	$18,479
Jun-2025	$22,574	$35,936	$19,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.

Fund Statistics

  Net Assets$415,728,663
  Number of Portfolio Holdings29
  Advisory Fee $1,855,255
  Portfolio turnover2%

FAM SMALL CAP FUND - INVESTOR SHARES (FAMFX)

Semi-Annual Shareholder Report - June 30, 2025

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ExlService Holdings, Inc.	6.7%
CBIZ, Inc.	6.1%
Dutch Bros, Inc. - Class A	5.5%
Colliers International Group, Inc.	5.3%
Pinnacle Financial Partners, Inc.	4.9%
Brookfield Infrastructure Corporation - Class A	4.3%
Trisura Group Ltd.	3.9%
Frontdoor, Inc.	3.8%
OneSpaWorld Holdings Ltd.	3.6%
Choice Hotels International, Inc.	3.5%

Portfolio Composition (% of net assets)

Value	Value
Other	0.1%
Specialty Retail	2.0%
IT Services	2.3%
Road & Rail	2.5%
Chemicals	2.6%
Health Care Facilities & Services	2.7%
Food Products	2.7%
Real Estate Owners & Developers	3.3%
Trading Companies & Distributors	3.4%
Money Market	3.5%
Gas Utilities	4.3%
Machinery	4.7%
Media	5.4%
Software	5.6%
Insurance	6.9%
Diversified Consumer Services	7.4%
Banks	7.7%
Real Estate Management & Development	8.6%
Hotels, Restaurants & Leisure	9.0%
Professional Services	15.3%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit https://fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063025-FAMFX

FAM SMALL CAP FUND - INSTITUTIONAL SHARES (FAMDX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.14%

How did the Fund perform during the reporting period?

During 2025’s first half, the Fund slightly trailed the Russell 2000® Index benchmark, which is an index that generally reflects the market sectors in which the Fund primarily invests; however, we believe long-term results are much more meaningful. Over the past 10 years, the Fund outperformed the Russell 2000® Index.

The highest returning small-cap stocks included many that we consider too risky for quality-biased investors, such as cryptocurrencies, biotechs, gold miners, space exploration, and some AI stocks that are speculative.

We prefer to invest in already profitable and more established, predictable businesses that possess competitive advantages which allow them to be more profitable and/or grow faster than their peers. We focus on owning what we believe are high-quality, small-cap firms run by top-notch leaders. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	-2.83%	9.41%	14.01%	8.60%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 2000® Index	-1.78%	7.68%	10.04%	7.12%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $500,000 Investment

FAM Small Cap Fund - Institutional Shares - $1,140,682
S&P 500® Index - $1,796,808
Russell 2000® Index - $994,915
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	FAM Small Cap Fund - Institutional Shares	S&P 500® Index	Russell 2000® Index
Jun-2015	$500,000	$500,000	$500,000
Jun-2016	$503,079	$519,963	$466,347
Jun-2017	$583,708	$613,016	$581,072
Jun-2018	$644,892	$701,132	$683,142
Jun-2019	$641,155	$774,172	$660,535
Jun-2020	$592,125	$832,274	$616,774
Jun-2021	$913,090	$1,171,793	$999,331
Jun-2022	$834,486	$1,047,398	$747,525
Jun-2023	$962,424	$1,252,625	$839,521
Jun-2024	$1,042,553	$1,560,221	$923,944
Jun-2025	$1,140,682	$1,796,808	$994,915

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.

Fund Statistics

  Net Assets$415,728,663
  Number of Portfolio Holdings29
  Advisory Fee $1,855,255
  Portfolio turnover2%

FAM SMALL CAP FUND - INSTITUTIONAL SHARES (FAMDX)

Semi-Annual Shareholder Report - June 30, 2025

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ExlService Holdings, Inc.	6.7%
CBIZ, Inc.	6.1%
Dutch Bros, Inc. - Class A	5.5%
Colliers International Group, Inc.	5.3%
Pinnacle Financial Partners, Inc.	4.9%
Brookfield Infrastructure Corporation - Class A	4.3%
Trisura Group Ltd.	3.9%
Frontdoor, Inc.	3.8%
OneSpaWorld Holdings Ltd.	3.6%
Choice Hotels International, Inc.	3.5%

Portfolio Composition (% of net assets)

Value	Value
Other	0.1%
Specialty Retail	2.0%
IT Services	2.3%
Road & Rail	2.5%
Chemicals	2.6%
Health Care Facilities & Services	2.7%
Food Products	2.7%
Real Estate Owners & Developers	3.3%
Trading Companies & Distributors	3.4%
Money Market	3.5%
Gas Utilities	4.3%
Machinery	4.7%
Media	5.4%
Software	5.6%
Insurance	6.9%
Diversified Consumer Services	7.4%
Banks	7.7%
Real Estate Management & Development	8.6%
Hotels, Restaurants & Leisure	9.0%
Professional Services	15.3%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit https://fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063025-FAMDX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

FAM FUNDS

Managed by
FENIMORE ASSET MANAGEMENT

Semi-Annual Financial Statements and Additional Information

June 30, 2025

VALUE FUND

Investor Share Class and Institutional Share Class

DIVIDEND FOCUS FUND

Investor Share Class

SMALL CAP FUND

Investor Share Class and Institutional Share Class

TABLE OF CONTENTS

Schedule of Investments
FAM VALUE FUND	1
FAM DIVIDEND FOCUS FUND	3
FAM SMALL CAP FUND	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Notes to Financial Statements	12
Additional Information	25

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

FAM VALUE FUND — Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.6%
Banks — 2.5%
Pinnacle Financial Partners, Inc.	404,977	$44,713,511
Capital Markets — 6.7%
Brookfield Asset Management Ltd. - Class A	397,940	21,998,123
Brookfield Corporation - Class A	1,591,760	98,450,356
		120,448,479
Construction Materials — 4.3%
Vulcan Materials Company	297,930	77,706,102
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. - Class A (a)	28	20,406,400
Electronic Equipment, Instruments & Components — 20.4%
AMETEK, Inc.	173,280	31,356,749
Amphenol Corporation - Class A	1,174,610	115,992,737
CDW Corporation	558,200	99,688,938
Keysight Technologies, Inc. (a)	383,770	62,884,552
Zebra Technologies Corporation - Class A (a)	186,510	57,512,224
		367,435,200
Health Care Equipment & Supplies — 4.6%
Stryker Corporation	208,000	82,291,040
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	11,350	65,707,874
Insurance — 18.7%
Brown & Brown, Inc.	1,257,292	139,395,964
Markel Group, Inc. (a)	53,850	107,557,836
Progressive Corporation (The)	340,000	90,732,400
		337,686,200
Life Sciences Tools & Services — 2.8%
Waters Corporation (a)	143,520	50,094,221
Machinery — 10.7%
Graco, Inc.	670,180	57,615,375
IDEX Corporation	431,530	75,763,722
Illinois Tool Works, Inc.	242,560	59,972,960
		193,352,057
Oil, Gas & Consumable Fuels — 1.6%
EOG Resources, Inc.	233,500	27,928,935
Professional Services — 2.6%
ExlService Holdings, Inc. (a)	1,072,900	46,982,291
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	288,610	68,694,952
Microchip Technology, Inc.	258,860	18,215,978
		86,910,930

See Notes to Financial Statements

FAM VALUE FUND — Schedule of Investments Continued

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.6% (Continued)
Specialty Retail — 9.5%
AutoZone, Inc. (a)	18,265	$67,803,881
Ross Stores, Inc.	810,688	103,427,575
		171,231,456
Trading Companies & Distributors — 3.6%
Fastenal Company	1,561,800	65,595,600

Total Common Stocks (Cost $538,374,659)		$1,758,490,296

MONEY MARKET FUNDS — 2.5%
Invesco Treasury Portfolio - Institutional Class, 4.22% (b) (Cost $44,988,618)	44,988,618	$44,988,618

Total Investments at Value — 100.1% (Cost $583,363,277)		$1,803,478,914

Liabilities in Excess of Other Assets — (0.1%)		(1,368,195)

Net Assets — 100.0%		$1,802,110,719

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

See Notes to Financial Statements

FAM DIVIDEND FOCUS FUND — Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.7%
Aerospace & Defense — 5.5%
HEICO Corporation - Class A	166,705	$43,134,919
Building Products — 9.0%
Trane Technologies plc	160,172	70,060,834
Capital Markets — 1.5%
Houlihan Lokey, Inc.	66,174	11,908,011
Commercial Services & Supplies — 4.6%
Cintas Corporation	159,132	35,465,749
Commercial Support Services — 4.8%
Republic Services, Inc.	152,890	37,704,203
Construction Materials — 7.4%
Martin Marietta Materials, Inc.	56,194	30,848,258
Vulcan Materials Company	102,830	26,820,121
		57,668,379
Containers & Packaging — 1.8%
Avery Dennison Corporation	81,357	14,275,713
Distributors — 1.8%
Pool Corporation	47,210	13,760,771
Electronic Equipment, Instruments & Components — 5.2%
Amphenol Corporation - Class A	150,502	14,862,073
CDW Corporation	142,070	25,372,281
		40,234,354
Health Care Equipment & Supplies — 9.0%
STERIS plc	116,700	28,033,674
Stryker Corporation	107,000	42,332,410
		70,366,084
Industrial Conglomerates — 1.8%
Roper Technologies, Inc.	25,200	14,284,368
Insurance — 7.4%
Arthur J. Gallagher & Company	180,350	57,733,642
IT Services — 12.3%
Broadridge Financial Solutions, Inc.	168,400	40,926,252
Jack Henry & Associates, Inc.	121,800	21,944,706
Paychex, Inc.	226,340	32,923,416
		95,794,374
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	93,205	10,999,122
Machinery — 3.1%
IDEX Corporation	135,165	23,730,919

See Notes to Financial Statements

FAM DIVIDEND FOCUS FUND — Schedule of Investments Continued

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.7% (Continued)
Medical Equipment & Devices — 0.5%
GE HealthCare Technologies, Inc.	52,688	$3,902,600
Professional Services — 3.1%
Verisk Analytics, Inc.	76,120	23,711,380
Semiconductors & Semiconductor Equipment — 5.9%
Entegris, Inc.	285,750	23,045,738
Microchip Technology, Inc.	321,000	22,588,770
		45,634,508
Specialty Retail — 3.8%
Ross Stores, Inc.	233,876	29,837,900
Trading Companies & Distributors — 5.8%
Fastenal Company	698,000	29,316,000
Watsco, Inc.	35,600	15,721,672
		45,037,672

Total Common Stocks (Cost $344,265,789)		$745,245,502

MONEY MARKET FUNDS — 4.3%
Invesco Treasury Portfolio - Institutional Class, 4.22% (a) (Cost $33,714,332)	33,714,332	$33,714,332

Total Investments at Value — 100.0% (Cost $377,980,121)		$778,959,834

Liabilities in Excess of Other Assets – (0.0%) (b)		(281,321)

Net Assets — 100.0%		$778,678,513

(a)	The rate shown is the 7-day effective yield as of June 30, 2025.
(b)	Percentage rounds to less than 0.1%.

See Notes to Financial Statements

FAM SMALL CAP FUND — Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Banks — 7.7%
Home BancShares, Inc.	412,135	$11,729,362
Pinnacle Financial Partners, Inc.	184,100	20,326,481
		32,055,843
Chemicals — 2.6%
Element Solutions, Inc.	485,730	11,001,785
Diversified Consumer Services — 7.4%
Frontdoor, Inc. (a)	264,913	15,613,972
OneSpaWorld Holdings Ltd.	743,428	15,158,497
		30,772,469
Food Products — 2.7%
Nomad Foods Ltd.	672,405	11,424,161
Gas Utilities — 4.3%
Brookfield Infrastructure Corporation - Class A	434,345	18,068,752
Health Care Facilities & Services — 2.7%
Chemed Corporation	22,655	11,031,399
Hotels, Restaurants & Leisure — 9.0%
Choice Hotels International, Inc.	115,350	14,635,608
Dutch Bros, Inc. - Class A (a)	332,317	22,720,513
		37,356,121
Insurance — 6.9%
Baldwin Insurance Group, Inc. (The) (a)	291,358	12,473,036
Trisura Group Ltd. (a)	492,980	16,030,222
		28,503,258
IT Services — 2.3%
Cass Information Systems, Inc.	222,645	9,673,925
Machinery — 4.7%
ESAB Corporation	85,870	10,351,629
Franklin Electric Company, Inc.	104,500	9,377,830
		19,729,459
Media — 5.4%
Altus Group Ltd.	314,338	12,162,636
Boston Omaha Corporation - Class A (a)	718,195	10,083,458
		22,246,094
Professional Services — 15.3%
CBIZ, Inc. (a)	351,567	25,210,870
ExlService Holdings, Inc. (a)	634,470	27,783,441
Exponent, Inc.	139,437	10,417,338
		63,411,649
Real Estate Management & Development — 8.6%
Colliers International Group, Inc.	167,455	21,859,576
FirstService Corporation	79,134	13,818,379
		35,677,955

See Notes to Financial Statements

FAM SMALL CAP FUND — Schedule of Investments Continued

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4% (Continued)
Real Estate Owners & Developers — 3.3%
Dream Finders Homes, Inc. - Class A (a)	550,804	$13,841,704
Road & Rail — 2.5%
Landstar System, Inc.	75,168	10,449,855
Software — 5.6%
Descartes Systems Group, Inc. (The) (a)	101,200	10,286,474
SPS Commerce, Inc. (a)	94,486	12,858,600
		23,145,074
Specialty Retail — 2.0%
Floor & Decor Holdings, Inc. - Class A (a)	108,832	8,266,879
Trading Companies & Distributors — 3.4%
SiteOne Landscape Supply, Inc. (a)	116,442	14,082,495

Total Common Stocks (Cost $260,276,954)		$400,738,877

MONEY MARKET FUNDS — 3.5%
Invesco Treasury Portfolio - Institutional Class, 4.22% (b) (Cost $14,419,937)	14,419,937	$14,419,937

Total Investments at Value — 99.9% (Cost $274,696,891)		$415,158,814

Other Assets in Excess of Liabilities — 0.1%		569,849

Net Assets — 100.0%		$415,728,663

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

See Notes to Financial Statements

FAM FUNDS — Statements of Assets and Liabilities	June 30, 2025 (Unaudited)

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
Assets
Investments in securities:
Investments in securities, at cost	$583,363,277	$377,980,121	$274,696,891
Investments in securities, at value	$1,803,478,914	$778,959,834	$415,158,814
Receivable for investment securities sold	—	—	1,555,689
Receivable for Fund shares sold	196,812	422,743	223,582
Dividends receivable	894,388	380,164	130,661
Other assets	22,953	19,321	19,034
Total Assets	1,804,593,067	779,782,062	417,087,780
Liabilities
Payable for investment securities purchased	—	—	745,500
Payable for Fund shares redeemed	711,562	318,618	187,489
Accrued investment advisory fees	1,306,089	570,931	305,028
Accrued shareholder account servicing and administrative serving fees	229,430	106,159	49,278
Accrued business management and fund accounting fees	146,079	63,390	33,811
Accrued expenses	89,188	44,451	38,011
Total Liabilities	2,482,348	1,103,549	1,359,117
Net Assets	$1,802,110,719	$778,678,513	$415,728,663

Net Assets Consist of:
Paid-in capital	$551,421,648	$355,754,401	$278,389,319
Accumulated earnings	1,250,689,071	422,924,112	137,339,344
Net Assets	$1,802,110,719	$778,678,513	$415,728,663

Net asset value and offering price per share
Net assets - Investor Shares	$1,754,534,465	$778,678,513	$249,469,459
Net assets - Institutional Shares	$47,576,254	N/A	$166,259,204
Shares outstanding - Investor Shares	16,890,974	13,072,758	9,690,677
Shares outstanding - Institutional Shares	453,328	N/A	6,377,601
Net Asset Value, offering and Redemption Price per share (unlimited shares of beneficial interest authorized at $0.001 par value)
Investor Shares	$103.87	$59.56	$25.74
Institutional Shares	$104.95	N/A	$26.07

See Notes to Financial Statements

FAM FUNDS — Statements of Operations	Six Months Ended June 30, 2025 (Unaudited)

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
Investment Income
Dividends	$10,554,817	$4,865,511	$2,124,589
Foreign witholding taxes on dividends	(79,339)	(39,145)	(74,461)
Total Investment Income	10,475,478	4,826,366	2,050,128
Expenses
Investment advisory fees (Note 2)	7,851,633	3,356,417	1,855,255
Shareholder administrative fees (Note 2)
Investor shares	415,356	481,298	118,023
Institutional shares	10,709	—	47,476
Fund accounting fees (Note 2)
Investor shares	593,188	260,561	86,311
Institutional shares	16,154	—	57,606
Shareholder account servicing fees (Note 2)
Investor shares	735,408	131,468	84,777
Institutional shares	1,140	—	5,989
Business management fees (Note 2)	262,387	112,657	62,927
Trustee’s fees and expenses	38,026	38,026	38,025
Legal fees	56,430	27,914	14,144
Custodian and bank servicing fees	54,716	24,450	16,727
Registration and filing fees	28,344	28,940	31,333
Compliance services fees (Note 2)	11,250	11,250	11,250
Audit and tax service fees	14,950	7,475	7,475
Shareholder reporting expenses	5,775	2,212	1,851
Other	51,453	30,414	22,069
Total Expenses	10,146,919	4,513,082	2,461,238
Fee reductions by Advisor (Note 2)	(31,371)	—	—
Previous investment advisory fee reductions recouped by the Advisor (Note 2)	—	—	—
Net Expenses	10,115,548	4,513,082	2,461,238
Net Investment Income (Loss)	359,930	313,284	(411,110)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	30,213,504	21,866,219	(2,711,469)
Net change in unrealized appreciation (depreciation) on investments	49,816,846	31,723,667	(9,202,302)
Net Realized and Unrealized Gains (Losses)	80,030,350	53,589,886	(11,913,771)
Net Increase in Net Assets From Operations	$80,390,280	$53,903,170	$(12,324,881)

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Value Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Change in Net Assets
From Operations
Net investment income (loss)	$359,930	$(1,896,033)
Net realized gains on investments	30,213,504	105,015,715
Net change in unrealized appreciation (depreciation) on investments	49,816,846	143,115,375
Net increase in net assets resulting from operations	80,390,280	246,235,057

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	—	(102,186,604)
Distributable earnings - Institutional Shares	—	(2,829,567)
Total distributions	—	(105,016,171)

Capital share transactions (Note 3)	(43,182,308)	21,862,593
Total increase in net assets	37,207,972	163,081,479

Net Assets
Beginning of period	1,764,902,747	1,601,821,268
End of period	$1,802,110,719	$1,764,902,747

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Dividend Focus Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Change in Net Assets
From Operations
Net investment income	$313,284	$990,770
Net realized gains on investments	21,866,219	23,385,345
Net change in unrealized appreciation (depreciation) on investments	31,723,667	27,389,703
Net increase in net assets resulting from operations	53,903,170	51,765,818

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	(235,104)	(24,378,895)

Capital share transactions (Note 3)	(24,788,246)	48,070,111
Total increase in net assets	28,879,820	75,457,034

Net Assets
Beginning of period	749,798,693	674,341,659
End of period	$778,678,513	$749,798,693

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Small Cap Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Change in Net Assets
From Operations
Net investment loss	$(411,110)	$(639,321)
Net realized gains (losses) on investments	(2,711,469)	17,803,143
Net change in unrealized appreciation (depreciation) on investments	(9,202,302)	29,330,286
Net increase (decrease) in net assets resulting from operations	(12,324,881)	46,494,108

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	—	(10,805,462)
Distributable earnings - Institutional Shares	—	(6,998,454)
Total distributions	—	(17,803,916)

Capital share transactions (Note 3)	9,530,686	26,971,007
Total increase (decrease) in net assets	(2,794,195)	55,661,199

Net Assets
Beginning of period	418,522,858	362,861,659
End of period	$415,728,663	$418,522,858

See Notes to Financial Statements

FAM FUNDS — Notes to Financial Statements

Note 1. Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (individually a “Fund”, and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is authorized to issue two classes of shares: Investor Shares and Institutional Shares. The Investor Shares and the Institutional Shares represent interests in the same portfolio of investments in each Fund, however, each class of shares is subject to different expenses and have different investment minimums. Each share class has exclusive voting rights with respect to matters that affect just that class of shares. As of the date of this report, the Institutional Shares of the FAM Dividend Focus Fund are not currently offered.

The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Dividend Focus Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing equity securities. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

Each Fund is an investment company and accordingly follows accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM of the Funds is Fenimore Asset Management, Inc. (the “Advisor”).

Adoption of 2023- 07 did not impact the financial statement disclosures and did not affect each Fund’s financial position or the results of its operations. Each Fund operates as an independent entity. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed by the CODM, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

a)	Valuation of Securities

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Securities for which no sale was reported, over-the-counter securities, and securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures

FAM FUNDS — Notes to Financial Statements

established by the Advisor, as the Funds’ Valuation Designee, pursuant to Rule 2a-5 under the 1940 Act. Investments in other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).

These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Advisor as assigned by the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of June 30, 2025:

FAM Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,758,490,296	$—	$—	$1,758,490,296
Money Market Funds	44,988,618	—	—	44,988,618

Total	$1,803,478,914	$—	$—	$1,803,478,914

FAM Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$745,245,502	$—	$—	$745,245,502
Money Market Funds	33,714,332	—	—	33,714,332

Total	$778,959,834	$—	$—	$778,959,834

FAM FUNDS — Notes to Financial Statements

FAM Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$400,738,877	$—	$—	$400,738,877
Money Market Funds	14,419,937	—	—	14,419,937

Total	$415,158,814	$—	$—	$415,158,814

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended June 30, 2025.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

b)	Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

c)	Investment Income

Interest income, if any, is accrued as earned, and dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s tax rules and tax rates. Non-cash dividends, if any, are included in dividend income on the ex-dividend date at the fair market value of the shares received. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the character of the distributions.

d)	Share Valuation

The NAV per share of each Class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding.

e)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly by the FAM Dividend Focus Fund, if applicable. Dividends from net investment income, if any, are declared and paid on an annual basis by each of the FAM Value Fund and FAM Small Cap Fund. Dividends are declared separately for each share class. No share class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each share class.

Net realized capital gains, if any, are distributed at least annually for each of the Funds. Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. Permanent book and tax basis differences, if any, are reclassified among the components of net assets. Dividends and distributions to shareholders are recorded on the ex-dividend date.

f)	Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented, and disclosed in the financial statements. For the six months ended June 30, 2025, management has evaluated the tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax

FAM FUNDS — Notes to Financial Statements

positions are “more-likely-than-not” of being sustained upon review by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. Based on its evaluation, management has determined that no liability for unrecognized tax expense is required. The current and all open tax years (generally, three years) remain subject to examination by U.S. and New York taxing authorities. No examination of the Funds’ tax filings is presently in progress.

g)	Common Expenses

Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

h)	Allocation between Classes

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense.

i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 2. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Agreement

Under an Investment Advisory Agreement, each Fund pays an investment advisory fee to the Advisor equal, on an annual basis, to 0.90% of its average daily net assets. In addition, under a Business Management Agreement, each Fund pays a business management fee to the Advisor equal, on an annual basis, to 0.03% of its average daily net assets. During the six months ended June 30, 2025, the Advisor earned $7,851,633, $3,356,417, and $1,855,255 of fees under the Investment Advisory Agreement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund, respectively and earned $262,387, $112,657, and $62,927 of fees under the Business Management Agreement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund, respectively.

Expense Limitation Agreement

Pursuant to an Expense Limitation Agreement (the “ELA”) entered into between the Advisor and the Trust, on behalf of each Fund, the Advisor has contractually agreed, until May 1, 2026, to reduce its fees and/or reimburse certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense, litigation, indemnification or extraordinary expenses) to the extent necessary to maintain annual operating expenses of each class of shares of each of the Funds as follows: for the Investor Shares: 1.18% for FAM Value Fund, 1.26% for FAM Dividend Focus Fund and 1.42% for FAM Small Cap Fund; and for the Institutional Shares: 0.99% for FAM Value Fund, 1.10% for FAM Dividend Focus Fund and 1.20% for FAM Small Cap Fund.

During the six months ended June 30, 2025, pursuant to the terms of the ELA, the Advisor reduced its fees for FAM Value Fund in the amount of $31,371. The FAM Dividend Focus Fund and the FAM Small Cap Fund did not have any advisory fee reductions during the six months ended June 30, 2025.

The Advisor may be reimbursed by the Funds for any fees waived pursuant to the ELA if such payment is made within three years of the fee waiver and does not cause the total annual Fund operating expenses after fee waiver (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense, litigation, indemnification or extraordinary expenses) of the Funds to exceed the lesser of (i) the then-current expense limit and (ii) the expense limit in place at the time the waiver. The FAM Dividend Focus

FAM FUNDS — Notes to Financial Statements

Fund and FAM Small Cap Fund do not have fees subject to reimbursement to the Advisor. As of June 30, 2025, the amounts of previously reduced fees that the Advisor may recoup from the FAM Value Fund are shown below, along with the expiration dates of such recoupments:

	2026	2027	2028	Total
FAM Value Fund	$54,196	$63,035	$31,371	$148,602

During the six months ended June 30, 2025, FAM Value Fund recouped $0 of prior years’ investment advisory fee reductions.

Shareholder Administration Services

The Funds have adopted Shareholder Administrative Services Plans (the “Plans”) for each class of shares pursuant to which each Fund may pay shareholder administrative servicing fees to the Advisor and to financial intermediaries for providing, or arranging for the provision of, certain types of shareholder administrative services to shareholders of each respective class of shares that are serviced by the Advisor, affiliates of the Advisor or the financial intermediary. Pursuant to the Shareholder Administrative Services Plan for Investor Shares, the Investor Shares of each Fund may pay shareholder administrative servicing fees of up to 0.25% per annum of the average daily net assets allocable to Investor Shares of each respective Fund; and pursuant to the Shareholder Administrative Services Plan for Institutional Shares, the Institutional Shares of each Fund may pay shareholder administrative servicing fees of up to 0.15% per annum of the average daily net assets allocable to Institutional Shares of each respective Fund.

For the six months ended June 30, 2025, shareholder administrative servicing fees incurred pursuant to the Plans were as follows:

FAM Value Fund	$426,065
FAM Dividend Focus Fund	$481,298
FAM Small Cap Fund	$165,499

Shareholder Account Services

Pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor, for the purpose of providing or procuring shareholder account services, with respect to the Investor Shares of the Funds, the Advisor receives a fee at the annual rate of 0.11% of the average daily net assets allocable to the Investor Shares of each Fund, and, pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor with respect to the Institutional Shares of the Funds, the Advisor receives a fee at the annual rate of 0.03% of the average daily net assets allocable to the Institutional Shares of each Fund. For the six months ended June 30, 2025, shareholder account servicing fees incurred by the Funds to the Advisor were as follows:

FAM Value Fund	$736,548
FAM Dividend Focus Fund	$131,468
FAM Small Cap Fund	$90,766

Fund Accounting

The Advisor serves as the fund accounting agent and receives a fee at the annual rate of 0.07% of average daily net assets of each Fund’s Investor Shares and daily net assets of each Fund’s Institutional Shares. For the six months ended June 30, 2025, the Funds’ fund accounting fees incurred to the Advisor amounted to:

FAM Value Fund	$609,342
FAM Dividend Focus Fund	$260,561
FAM Small Cap Fund	$143,917

FAM FUNDS — Notes to Financial Statements

Distribution Agreement

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advisor, acts as distributor of the Funds’ shares. FSI receives no compensation for providing distribution services from the Funds.

Compliance

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Chief Compliance Officer to the Funds, as well as certain additional compliance support functions. The Funds pay Ultimus fees in accordance with the agreement for such services. During the six months ended June 30, 2025, the fee paid by each Fund for such services was $11,250.

Other

The Advisor has entered into a Master Services Agreement with Ultimus, pursuant to which Ultimus provides day-to-day operational services to each Fund including, but not limited to, accounting, administrative, co-transfer agency services and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Funds).

A Trustee and certain officers of the Trust are also officers or employees of the Advisor, FSI, or Ultimus, as applicable and are not compensated by the Funds for servicing in such capacities.

Note 3. Shares of Beneficial Interest

At June 30, 2025, an unlimited number of shares of beneficial interest ($0.001 par value) of each Fund were authorized.

Transactions for each Fund are as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
FAM Value Fund
	Shares	Amount	Shares	Amount
Investor Shares
Shares Sold	240,401	$24,040,360	450,151	$44,894,498
Shares Issued on reinvestment of distributions	—	—	958,538	95,981,288
Shares redeemed	(652,290)	(65,109,287)	(1,224,822)	(123,035,251)

Investor Share Transactions	(411,889)	$(41,068,927)	183,867	$17,840,535

Institutional Shares
Shares Sold	12,517	$1,271,579	67,195	$6,925,680
Shares Issued on reinvestment of distributions	—	—	23,712	2,396,827
Shares redeemed	(34,243)	(3,384,960)	(53,362)	(5,300,449)

Institutional Share Transactions	(21,726)	$(2,113,381)	37,545	$4,022,058

Net increase (decrease) from capital transactions	(433,615)	$(43,182,308)	221,412	$21,862,593

FAM FUNDS — Notes to Financial Statements

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
FAM Dividend Focus Fund
	Shares	Amount	Shares	Amount
Investor Shares
Shares Sold	715,107	$40,933,430	2,162,152	$124,346,406
Shares Issued on reinvestment of distributions	3,807	221,076	411,456	23,112,607
Shares redeemed	(1,155,108)	(65,942,752)	(1,717,771)	(99,388,902)

Net increase (decrease) from capital transactions	(436,194)	$(24,788,246)	855,837	$48,070,111

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
FAM Small Cap Fund
	Shares	Amount	Shares	Amount
Investor Shares
Shares Sold	607,180	$15,451,694	1,150,903	$29,753,281
Shares Issued on reinvestment of distributions	—	—	398,317	10,567,128
Shares redeemed	(528,553)	(13,627,277)	(904,929)	(23,500,883)

Investor Share Transactions	78,627	$1,824,417	644,291	$16,819,526

Institutional Shares
Shares Sold	545,738	$14,776,962	815,184	$21,260,207
Shares Issued on reinvestment of distributions	—	—	216,009	5,799,842
Shares redeemed	(273,737)	(7,070,693)	(647,645)	(16,908,568)

Institutional Share Transactions	272,001	$7,706,269	383,548	$10,151,481

Net increase from capital transactions	350,628	$9,530,686	1,027,839	$26,971,007

Note 4. Investment Transactions

During the six months ended June 30, 2025, purchases and sales of investment securities, other than short-term obligations, were:

	Purchases	Sales
FAM Value Fund	$38,767,625	$45,850,100
FAM Dividend Focus Fund	$18,009,463	$39,786,984
FAM Small Cap Fund	$24,200,083	$8,033,539

FAM FUNDS — Notes to Financial Statements

Note 5. Income Taxes and Distributions to Shareholders

The tax composition of dividends and distributions paid to shareholders during the periods ended June 30, 2025 and December 31, 2024 was:

	FAM Value Fund		FAM Dividend Focus Fund		FAM Small Cap Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$—	$—	$235,104	$993,171	$—	$—
Long-term capital gains	—	105,016,171	—	23,385,724	—	17,803,916

Total Distributions	$—	$105,016,171	$235,104	$24,378,895	$—	$17,803,916

The following information is computed on a tax basis for each item as of June 30, 2025:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
Tax cost of investments	$583,363,277	$377,980,121	$274,696,891

Gross unrealized appreciation	$1,220,115,637	$402,629,693	$147,350,339
Gross unrealized depreciation	—	(1,649,980)	(6,888,416)

Net unrealized appreciation	1,220,115,637	400,979,713	140,461,923
Accumulated ordinary income (loss)	359,930	78,180	(411,110)
Undistributed long term capital gains	—	—	—
Other gains (losses)	30,213,504	21,866,219	(2,711,469)

Accumulated earnings	$1,250,689,071	$422,924,112	$137,339,344

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

Note 6. Line of Credit

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund have a line of credit up to the lesser of 33 1/3% of their unencumbered net assets, with a maximum of $200,000,000. Collectively, the three funds cannot exceed the $200,000,000.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available through November 18, 2025, when any advances are to be repaid. During the six months ended June 30, 2025, no amounts were drawn from the available lines.

Note 7. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Value Fund

(Investor Shares)

Per share information (For a share outstanding	Six Months Ended June 30, 2025		Years Ended December 31,
throughout each period)	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period	$99.25		$91.22	$82.51	$99.58	$83.23		$80.83
Income (loss) from investment operations:
Net investment income (loss)(a)	0.02		(0.11)	0.13	0.14	0.02		(0.06)
Net realized and unrealized gains (losses) on investments	4.60		14.37	13.15	(14.18)	21.30		5.53
Total from investment operations	4.62		14.26	13.28	(14.04)	21.32		5.47
Less distributions from:
Net investment income	—		—	(0.14)	(0.15)	(0.02)		—
Net realized gains	—		(6.23)	(4.43)	(2.88)	(4.95)		(3.07)
Return of Capital	—		—	—	—	(0.00	)(b)	—
Total distributions	—		(6.23)	(4.57)	(3.03)	(4.97)		(3.07)
Change in net asset value for the period	$4.62		$8.03	$8.71	$(17.07)	$16.35		$2.40
Net asset value, end of period	$103.87		$99.25	$91.22	$82.51	$99.58		$83.23
Total return(c)	4.66	%(d)	15.57%	16.09%	(14.12%)	25.63%		6.82%

Ratios/supplementary data
Net assets, end of period (000)	$1,754,534		$1,717,307	$1,561,631	$1,406,047	$1,681,118		$1,385,432
Ratios to average net assets of:
Expenses, total	1.16	%(e)	1.17%	1.17%	1.18%	1.18%		1.19%
Expenses, net (includes fees reduced/recouped by Advisor)	1.16	%(e)	1.18%	1.18%	1.18%	1.18%		1.18%
Net investment income (loss)	0.04	%(e)	(0.12%)	0.15%	0.17%	0.02%		(0.08%)
Portfolio turnover rate	2	%(d)	3%	10%	9%	6%		14%

(a)	Based on average shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower/higher if the Advisor had not reduced and/or recouped advisory fees (Note 2).
(d)	Not annualized.
(e)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Value Fund

(Institutional Shares)

Per share information (For a share outstanding	Six Months Ended June 30, 2025		Years Ended December 31,
throughout each period)	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$100.19		$91.86	$83.04	$100.20	$83.71	$81.12
Income (loss) from investment operations:
Net investment income(a)	0.11		0.08	0.30	0.30	0.20	0.09
Net realized and unrealized gains (losses) on investments	4.65		14.48	13.25	(14.27)	21.44	5.57
Total from investment operations	4.76		14.56	13.55	(13.97)	21.64	5.66
Less distributions from:
Net investment income	—		—	(0.30)	(0.31)	(0.16)	—
Net realized gains	—		(6.23)	(4.43)	(2.88)	(4.95)	(3.07)
Return of Capital	—		—	—	—	(0.04)	—
Total distributions	—		(6.23)	(4.73)	(3.19)	(5.15)	(3.07)
Change in net asset value for the period	$4.76		$8.33	$8.82	$(17.16)	$16.49	$2.59
Net asset value, end of period	$104.95		$100.19	$91.86	$83.04	$100.20	$83.71
Total return(b)	4.75	%(c)	15.79%	16.32%	(13.96%)	25.86%	7.03%

Ratios/supplementary data
Net assets, end of period (000)	$47,576		$47,596	$40,190	$36,287	$52,941	$42,444
Ratios to average net assets of:
Expenses, total	1.13	%(d)	1.13%	1.14%	1.14%	1.11%	1.11%
Expenses, net (includes fees reduced by Advisor)	0.99	%(d)	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	0.21	%(d)	0.08%	0.34%	0.34%	0.21%	0.12%
Portfolio turnover rate	2	%(c)	3%	10%	9%	6%	14%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees (Note 2).
(c)	Not annualized.
(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Dividend Focus Fund

(Investor Shares)

Per share information (For a share outstanding	Six Months Ended June 30, 2025		Years Ended December 31,
throughout each period)	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$55.50		$53.29	$44.83	$52.48	$42.35	$38.26
Income (loss) from investment operations:
Net investment income(a)	0.02		0.08	0.20	0.08	0.01	0.11
Net realized and unrealized gains (losses) on investments	4.06		3.99	8.62	(7.12)	10.82	4.90
Total from investment operations	4.08		4.07	8.82	(7.04)	10.83	5.01
Less distributions from:
Net investment income	(0.02)		(0.08)	(0.20)	(0.09)	—	(0.11)
Net realized gains	—		(1.78)	(0.16)	(0.52)	(0.70)	(0.80)
Return of Capital	—		—	—	—	—	(0.01)
Total distributions	(0.02)		(1.86)	(0.36)	(0.61)	(0.70)	(0.92)
Change in net asset value for the period	$4.06		$2.21	$8.46	$(7.65)	$10.13	$4.09
Net asset value, end of period	$59.56		$55.50	$53.29	$44.83	$52.48	$42.35
Total return(b)	7.35	%(c)	7.58%	19.70%	(13.42%)	25.57%	13.20%

Ratios/supplementary data
Net assets, end of period (000)	$778,679		$749,799	$674,342	$559,126	$664,225	$509,666
Ratios to average net assets of:
Expenses, total	1.21	%(d)	1.21%	1.21%	1.22%	1.22%	1.24%
Net investment income	0.08	%(d)	0.13%	0.41%	0.17%	0.02%	0.31%
Portfolio turnover rate	2	%(c)	7%	10%	4%	4%	25%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Small Cap Fund

(Investor Shares)

Per share information (For a share outstanding	Six Months Ended June 30, 2025		Years Ended December 31,
throughout each period)	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.50		$24.60	$21.79	$24.97	$20.83	$18.92
Income (loss) from investment operations:
Net investment loss(a)	(0.03)		(0.05)	(0.04)	(0.12)	(0.13)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.73)		3.13	4.43	(2.98)	5.90	2.00
Total from investment operations	(0.76)		3.08	4.39	(3.10)	5.77	1.91
Less distributions from:
Net realized gains	—		(1.18)	(1.58)	(0.08)	(1.63)	—
Change in net asset value for the period	$(0.76)		$1.90	$2.81	$(3.18)	$4.14	$1.91
Net asset value, end of period	$25.74		$26.50	$24.60	$21.79	$24.97	$20.83
Total return(b)	(2.87	%)(c)	12.49%	20.11%	(12.42%)	27.72%	10.10%

Ratios/supplementary data
Net assets, end of period (000)	$249,469		$254,738	$220,594	$186,264	$213,588	$165,727
Ratios to average net assets of:
Expenses, total	1.23	%(d)	1.23%	1.24%	1.25%	1.26%	1.28%
Net investment loss	(0.24	%)(d)	(0.20%)	(0.17%)	(0.52%)	(0.54%)	(0.55%)
Portfolio turnover rate	2	%(c)	11%	16%	15%	23%	16%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Small Cap Fund

(Institutional Shares)

Per share information (For a share outstanding	Six Months Ended June 30, 2025		Years Ended December 31,
throughout each period)	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.83		$24.86	$21.99	$25.17	$20.97	$19.02
Income (loss) from investment operations:
Net investment loss(a)	(0.02)		(0.03)	(0.02)	(0.09)	(0.11)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.74)		3.18	4.47	(3.01)	5.94	2.03
Total from investment operations	(0.76)		3.15	4.45	(3.10)	5.83	1.95
Less distributions from:
Net realized gains	—		(1.18)	(1.58)	(0.08)	(1.63)	—
Change in net asset value for the period	$(0.76)		$1.97	$2.87	$(3.18)	$4.20	$1.95
Net asset value, end of period	$26.07		$26.83	$24.86	$21.99	$25.17	$20.97
Total return(b)	(2.83	%)(c)	12.65%	20.20%	(12.32%)	27.82%	10.25%

Ratios/supplementary data
Net assets, end of period (000)	$166,259		$163,785	$142,267	$100,778	$104,413	$77,023
Ratios to average net assets of:
Expenses, total	1.14	%(d)	1.14%	1.14%	1.15%	1.15%	1.18%
Net investment loss	(0.14	%)(d)	(0.11%)	(0.08%)	(0.42%)	(0.43%)	(0.44%)
Portfolio turnover rate	2	%(c)	11%	16%	15%	23%	16%

(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

FAM FUNDS — Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Board Consideration of the Continuation of the Investment Advisory Agreements for the Funds

Not applicable.

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

800.932.3271

FENIMOREASSET.COM

Securities offered through Fenimore Securities, Inc. Member FINRA/SIPC, and advisory services offered through Fenimore Asset Management, Inc.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fenimore Asset Management Trust

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President and Chief Executive Officer

Date	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President and Chief Executive Officer

Date	September 5, 2025

By (Signature and Title)*		/s/ Michael F. Balboa
Michael F. Balboa, Treasurer and Chief Financial Officer

Date	September 5, 2025

*	Print the name and title of each signing officer under his or her signature.